EXPLORATION AND EVALUATION ASSETS	6 Months Ended
Dec. 31, 2024
EXPLORATION AND EVALUATION ASSETS [Abstract]
EXPLORATION AND EVALUATION ASSETS
8.	EXPLORATION AND EVALUATION ASSETS

Titan Project US$
December 31, 2024
Carrying amount at July 1, 2024	6,114,061
Additions	416,643
Carrying amount at December 31, 2024 (1)	6,530,704

June 30, 2024
Carrying amount at July 1, 2023	3,059,021
Additions	3,055,040
Carrying amount at June 30, 2024 (1)	6,114,061

Notes:
(1)	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.